                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C.  20524

           Report of the Calendar Quarter Ending September 30, 2001

                     If amended report check here:  _____

Name of Institutional Investment Manager:
Appleton Partners, Inc.               S.E.C. File Number 28-6694
----------------------------------------------------------------

Business Address:
45 Milk Street               Boston           MA          02109
---------------------------------------------------------------
Street                       City           State         Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President                 (617)338-0700
---------------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13h day of November, 2001.

                                         Appleton Partners, Inc.
                                         --------------------------------------
                                         (Name of Institutional Investment Mgr.)

                                         /s/ Douglas C. Chamberlain
                                         --------------------------------------
                                         By:  Douglas C. Chamberlain

                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     122
Form 13F Information Table Value Total:     240,630,288 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

          NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.        Form 13F file number    Name

___        ____________________    ___________

                            APPLETON PARTNERS, INC.
                        DISCRETIONARY OWNERSHIP FOR 13F
                           AS OF September 30, 2001


                                                                                      INVESTMENT                 VOTING
                                                                                      DISCRETION                AUTHORITY
                                  TITLE                    FAIR      SHARES OR                   SHARED
                                    OF       CUSIP         MARKET     PRINCIPAL  SOLE  SHARED     OTHER   SOLE      SHARED    NONE
   NAME OF ISSUER                 CLASS     NUMBER         VALUE       AMOUNT    (A)    (B)        (C)     (A)        (B)     (C)
  ----------------              --------  ---------       --------    --------- ------ --------  -------  ------    -------  ------
AOL TIME WARNER                  COMMON   00184A105       2,250,436     67,989     X                        X
ABBOTT LABS                      COMMON   002824100       3,609,278     69,610     X                        X
AGILENT TECHNOLOGIES INC         COMMON   00846U101         333,054     17,036     X                        X
AMERICAN EXPRESS CO              COMMON   025816109       5,217,432    179,540     X                        X
AMERICAN HOME PRODS CORP         COMMON   026609107       4,191,262     71,953     X                        X
AMERICAN INTL GROUP INC          COMMON   026874107       7,439,640     95,380     X                        X
AMGEN INC                        COMMON   031162100         722,695     12,297     X                        X
ANALOG DEVICES                   COMMON   032654105         209,280      6,400     X                        X
APPLERA CORPORATION APPLIED BI   COMMON   038020103         254,980     10,450     X                        X
APPLIED MATLS INC                COMMON   038222105       3,128,087    109,989     X                        X
ATLAS CONSOLIDATED MNG & DEV-B   COMMON   049249303             153     76,533     X                        X
AUTOMATIC DATA PROCESSING        COMMON   053015103         302,232      6,425     X                        X
AVON PRODS INC                   COMMON   054303102       2,099,288     45,390     X                        X
BP P.L.C. ADR                    COMMON   055622104       1,269,815     25,825     X                        X
BATTLE MOUNTAIN BMG 6.000% 01/   CONVERT  071593AA5          35,500     50,000     X                        X
BELLSOUTH CORP                   COMMON   079860102         577,337     13,895     X                        X
BOEING CO                        COMMON   097023105         244,751      7,306     X                        X
BRISTOL MYERS SQUIBB CO          COMMON   110122108       2,631,766     47,368     X                        X
CVS CORP                         COMMON   126650100       5,531,684    166,617     X                        X
CALPINE CORP                     COMMON   131347106         550,862     24,150     X                        X
CHEVRON CORP                     COMMON   166751107         459,684      5,424     X                        X
CISCO SYS INC                    COMMON   17275R102       2,760,828    226,669     X                        X
CITIGROUP                        COMMON   172967101       3,481,177     85,955     X                        X
COCA COLA CO                     COMMON   191216100       2,713,552     57,920     X                        X
COLGATE PALMOLIVE CO             COMMON   194162103         890,584     15,289     X                        X
DIGITAL LIGHTWAVE INC            COMMON   253855100         163,533     16,670     X                        X


                                                                                      INVESTMENT                 VOTING
                                                                                      DISCRETION                AUTHORITY
                                  TITLE                    FAIR      SHARES OR                   SHARED
                                    OF       CUSIP         MARKET     PRINCIPAL  SOLE  SHARED     OTHER   SOLE      SHARED    NONE
   NAME OF ISSUER                 CLASS     NUMBER         VALUE       AMOUNT    (A)    (B)        (C)     (A)        (B)     (C)
  ----------------              --------  ---------       --------    --------- ------ --------  -------  ------    -------  ------
DISNEY (WALT) COMPANY            COMMON   254687106       1,051,676     56,481     X                        X
DU PONT E I DE NEMOURS           COMMON   263534109         263,315      7,018     X                        X
E M C CORP                       COMMON   268648102       3,180,055    270,643     X                        X
EL PASO CORPORATION              COMMON   28336L109       3,352,420     80,684     X                        X
ENERGAS RES INC                  COMMON   29265E108           7,000     20,000     X                        X
EXXON MOBIL CORPORATION          COMMON   30231G102      13,451,278    341,403     X                        X
FEDERAL HOME LN MTG CORP         COMMON   313400301       1,413,425     21,745     X                        X
FANNIE MAE                       COMMON   313586109         940,145     11,743     X                        X
FEDERATED INVESTORS              COMMON   314211103         247,160      8,350     X                        X
FLEETBOSTON FINANCIAL CORP       COMMON   339030108       6,500,377    176,881     X                        X
FOREST LABS INC                  COMMON   345838106       1,816,124     25,175     X                        X
GENERAL ELECTRIC                 COMMON   369604103      13,753,844    369,727     X                        X
GENERAL MOTORS CL H              COMMON   370442832         524,802     39,370     X                        X
GILLETTE CO                      COMMON   375766102       2,819,855     94,626     X                        X
HALLIBURTON CO                   COMMON   406216101       1,791,823     79,460     X                        X
HARLEY DAVIDSON INC              COMMON   412822108         514,350     12,700     X                        X
HARRIS CAPITAL CORP PFD SER A    PREFERR  414567206         211,225      8,500     X                        X
HEALTH MGMT ASSOC                COMMON   421933102       1,843,280     88,790     X                        X
HEWLETT PACKARD CO               COMMON   428236103       1,138,041     70,906     X                        X
HOME DEPOT INC                   COMMON   437076102       6,147,373    160,213     X                        X
ILLINOIS TOOL WKS                COMMON   452308109         331,370      6,124     X                        X
INTEL CORP                       COMMON   458140100       8,053,299    393,997     X                        X
I B M                            COMMON   459200101       1,351,678     14,737     X                        X
J.P. MORGAN CHASE & CO           COMMON   46625H100       2,202,026     64,481     X                        X
JOHNSON & JOHNSON                COMMON   478160104       5,222,447     94,268     X                        X
KEYCORP NEW                      COMMON   493267108         258,974     10,728     X                        X
LABORATORY CORP AMER HLDGS       COMMON   50540R409         914,413     11,310     X                        X
LILLY, ELI AND COMPANY           COMMON   532457108       5,438,615     67,393     X                        X
LOWES COS INC                    COMMON   548661107         723,519     22,860     X                        X
LUCENT TECHNOLOGIES INC          COMMON   549463107          92,792     16,194     X                        X
MASCOTECH INC 4.500% 12/15/03    CONVERT  574670AB1          57,330     72,000     X                        X
MCDONALDS CORP                   COMMON   580135101         496,119     18,280     X                        X
MEDIAONE FIN TR 9.040% PFD       PREFERR  584458202         206,550      8,100     X                        X
MEDTRONIC INC                    COMMON   585055106       1,411,749     32,454     X                        X
MERCK & CO INC                   COMMON   589331107       9,414,376    141,357     X                        X
MERRILL LYNCH & CO               COMMON   590188108       6,741,630    166,050     X                        X
MERRILL LYNCH MUN BD FD          MUTUAL   590193108         118,332     15,132     X                        X


                                                                                      INVESTMENT                 VOTING
                                                                                      DISCRETION                AUTHORITY
                                  TITLE                    FAIR      SHARES OR                   SHARED
                                    OF       CUSIP         MARKET     PRINCIPAL  SOLE  SHARED     OTHER   SOLE      SHARED    NONE
   NAME OF ISSUER                 CLASS     NUMBER         VALUE       AMOUNT    (A)    (B)        (C)     (A)        (B)     (C)
  ----------------              --------  ---------       --------    --------- ------ --------  -------  ------    -------  ------
ML CAPITAL TRUST 7.280% PFD      PREFERR  59021K205         606,285     24,300     X                        X
MICROSOFT CORP                   COMMON   594918104       5,045,004     98,593     X                        X
MILLIPORE CORP                   COMMON   601073109       1,163,145     21,971     X                        X
MINNESOTA MNG & MFG CO           COMMON   604059105         491,311      4,993     X                        X
NINE WEST GROUP 5.500% 07/15/0   CONVERT  65440DAC6         142,500    150,000     X                        X
NOKIA CORP ADR                   COMMON   654902204         417,104     26,652     X                        X
NORTEL NETWORKS CORP             COMMON   656568102         755,981    134,756     X                        X
NORTHERN TRUST CORP              COMMON   665859104         440,832      8,400     X                        X
OFFICE DEPOT                     COMMON   676220106         301,920     22,200     X                        X
OMNICOM GROUP                    COMMON   681919106       1,783,127     27,475     X                        X
ORACLE SYS CORP                  COMMON   68389X105         760,625     60,463     X                        X
PNC FINANCIAL CORP               COMMON   693475105         547,711      9,567     X                        X
PEPSICO INC                      COMMON   713448108       1,854,640     38,240     X                        X
PFIZER INC                       COMMON   717081103       6,351,439    158,390     X                        X
PHARMACIA CORP                   COMMON   71713U102         355,955      8,776     X                        X
PHILIP MORRIS COS                COMMON   718154107       1,038,235     21,500     X                        X
PROCTER & GAMBLE COMPANY         COMMON   742718109       2,506,742     34,438     X                        X
QUANTUM CORP 7.000% 08/01/04     CONVERT  747906AC9       1,798,335  2,079,000     X                        X
QUEST DIAGNOSTICS INC            COMMON   74834L100         627,797     10,175     X                        X
QWEST COMMUNICATIONS             COMMON   749121109         430,326     25,768     X                        X
T. ROWE PRICE INTL FUND          MUTUAL   77956H203         672,130     65,192     X                        X
ROYAL DUTCH PETRO                COMMON   780257804         445,818      8,872     X                        X
SBC COMMUNICATIONS INC           COMMON   78387G103       2,219,352     47,100     X                        X
SPDR TR UNIT SER 1               COMMON   78462F103         328,986      3,150     X                        X
SANMINA CORP                     COMMON   800907107       4,535,611    333,992     X                        X
SARA LEE CORP                    COMMON   803111103         721,218     33,860     X                        X
SCHERING PLOUGH CORP             COMMON   806605101         469,018     12,642     X                        X
SCHLUMBERGER LTD                 COMMON   806857108       2,371,282     51,888     X                        X
SCRIPPS (E.W)                    COMMON   811054204       1,248,350     20,495     X                        X
SEA CONTAINERS LTD CL A          COMMON   811371707         325,347     35,950     X                        X
SPRINT CORP 7.125 8/17/04 SERI   PREFERR  852061605         456,960     16,800     X                        X
STATE STREET CORP                COMMON   857477103       3,166,527     69,594     X                        X
STOCKER & YALE INC               COMMON   86126T203         617,487     74,396     X                        X
SUN MICROSYSTEMS INC             COMMON   866810104       3,925,471    474,664     X                        X
SYMANTEC CORP                    COMMON   871503108       4,592,146    132,453     X                        X
SYMBOL TECHNOLOGIES              COMMON   871508107         107,386     10,237     X                        X
TDS CAPITAL I 8.500% PFD         PREFERR  87235W202         323,570     13,100     X                        X


                                                                                      INVESTMENT                 VOTING
                                                                                      DISCRETION                AUTHORITY
                                  TITLE                    FAIR      SHARES OR                   SHARED
                                    OF       CUSIP         MARKET     PRINCIPAL  SOLE  SHARED     OTHER   SOLE      SHARED    NONE
   NAME OF ISSUER                 CLASS     NUMBER         VALUE       AMOUNT    (A)    (B)        (C)     (A)        (B)     (C)
  ----------------              --------  ---------       --------    --------- ------ --------  -------  ------    -------  ------
TARGET CORP                      COMMON   87612E106         653,415     20,580     X                        X
TELLABS INC                      COMMON   879664100         194,142     19,650     X                        X
TERADYNE INC                     COMMON   880770102       1,928,101     98,877     X                        X
TEVA PHARMACEUTICAL INDS LTD A   COMMON   881624209         308,295      5,100     X                        X
TEXACO INC                       COMMON   881694103         374,205      5,757     X                        X
TEXAS INSTRUMENTS                COMMON   882508104       1,876,173     75,107     X                        X
TOLL BROTHERS                    COMMON   889478103       2,148,701     72,420     X                        X
TRANSCANADA PIPE 8.250% PFD      PREFERR  893526723         341,415     13,500     X                        X
TRIBUNE CO                       COMMON   896047107       5,353,449    170,492     X                        X
TYCO INTL                        COMMON   902124106         410,728      9,027     X                        X
UNION PAC CORP                   COMMON   907818108         243,880      5,200     X                        X
UNITED TECHNOLOGIES CORP         COMMON   913017109       2,144,626     46,121     X                        X
VERIZON COMMUNICATIONS           COMMON   92343V104       1,773,834     32,782     X                        X
VIACOM INC CLASS B               COMMON   925524308         334,477      9,695     X                        X
VODAFONE GROUP PLC SPONS ADR     COMMON   92857W100         245,688     11,188     X                        X
WAL MART STORES INC              COMMON   931142103       1,538,410     31,079     X                        X
WASHINGTON MUTUAL INC            COMMON   939322103         752,669     19,560     X                        X
WELLS FARGO COMPANY              COMMON   949746101       1,930,908     43,440     X                        X
WORLDCOM INC                     COMMON   98157D106         415,480     27,625     X                        X
XO COMMUNICATIONS INC CL A       COMMON   983764101           4,100     10,000     X                        X
CHECK POINT SOFTWARE TECHNOLOG   COMMON   M22465104       2,433,210    110,500     X                        X
FLEXTRONICS                      COMMON   Y2573F102       6,207,032    375,274     X                        X

TOTAL                                                   240,630,288